UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 09289 )

Exact name of registrant as specified in charter: Putnam Tax Smart Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2007

Date of reporting period: July 31, 2007

Item 1. Schedule of Investments:

Putnam Tax Smart Equity Fund
The fund's portfolio
7/31/07 (Unaudited)

COMMON STOCKS (99.8%)(a)
	Shares	Value

Advertising and Marketing Services (1.1%)
Omnicom Group, Inc.	54,800	$2,842,476

Aerospace and Defense (6.0%)
Boeing Co. (The)	40,900	4,230,287
General Dynamics Corp.	36,300	2,851,728
L-3 Communications Holdings, Inc.	16,800	1,639,008
Lockheed Martin Corp.	21,800	2,146,864
United Technologies Corp.	66,400	4,845,208
		15,713,095

Airlines (0.3%)
AMR Corp. (NON)	35,400	873,672

Automotive (2.5%)
Harley-Davidson, Inc.	71,300	4,086,916
Johnson Controls, Inc.	21,900	2,477,985
		6,564,901

Banking (7.2%)
Bank of America Corp.	181,100	8,587,762
Commerce Bancorp, Inc.	60,315	2,017,537
U.S. Bancorp	160,300	4,800,985
Wells Fargo & Co.	100,900	3,407,393
		18,813,677

Building Materials (1.4%)
American Standard Cos., Inc.	36,900	1,994,445
Sherwin-Williams Co. (The)	23,400	1,630,746
		3,625,191

Commercial and Consumer Services (0.3%)
Dun & Bradstreet Corp. (The)	8,400	821,184

Communications Equipment (3.7%)
Cisco Systems, Inc. (NON)	281,800	8,146,838
Corning, Inc. (NON)	65,700	1,566,288
		9,713,126

Computers (4.3%)
Apple Computer, Inc. (NON)	30,700	4,045,032
Dell, Inc. (NON)	93,500	2,615,195
Hewlett-Packard Co.	99,500	4,579,985
		11,240,212

Conglomerates (1.3%)
Danaher Corp.	45,300	3,383,004

Consumer Finance (5.5%)
Capital One Financial Corp.	124,400	8,802,544
Countrywide Financial Corp.	195,325	5,502,305
		14,304,849

Consumer Goods (1.5%)
Clorox Co.	46,300	2,799,298
Procter & Gamble Co. (The)	19,000	1,175,340
		3,974,638

Electronics (1.0%)
Amphenol Corp. Class A	74,200	2,542,092

Energy (0.5%)
Halliburton Co.	33,100	1,192,262

Financial (3.6%)
Assurant, Inc.	19,600	994,112
MGIC Investment Corp.	2,433	94,060
PMI Group, Inc. (The)	51,000	1,737,570
Radian Group, Inc.	196,300	6,617,273
		9,443,015

Health Care Services (7.5%)
Aetna, Inc.	100,700	4,840,649
CIGNA Corp.	37,200	1,921,008
Express Scripts, Inc. (NON)	60,400	3,027,852
Medco Health Solutions, Inc. (NON)	24,700	2,007,369
Quest Diagnostics, Inc.	42,900	2,379,663
UnitedHealth Group, Inc.	112,500	5,448,375

		19,624,916

Homebuilding (0.3%)
NVR, Inc. (NON)	1,225	708,638

Insurance (3.7%)
American International Group, Inc.	149,700	9,607,746

Investment Banking/Brokerage (11.3%)
Bear Stearns Cos., Inc. (The)	55,400	6,715,588
Blackstone Group LP (The) (NON)	75,700	1,817,557
E*Trade Financial Corp. (NON)	107,800	1,996,456
Franklin Resources, Inc.	30,700	3,910,259
Goldman Sachs Group, Inc. (The)	41,400	7,797,276
Lehman Brothers Holdings, Inc.	69,700	4,321,400
Morgan Stanley	48,300	3,084,921
		29,643,457

Lodging/Tourism (1.0%)
Las Vegas Sands Corp. (NON)	14,300	1,247,675
Wyndham Worldwide Corp. (NON)	43,400	1,460,410
		2,708,085

Machinery (1.0%)
Caterpillar, Inc.	34,500	2,718,600

Manufacturing (0.7%)
ITT Corp.	28,900	1,817,232

Media (1.0%)
Walt Disney Co. (The)	79,900	2,636,700

Medical Technology (0.4%)
Becton, Dickinson and Co.	14,600	1,114,856

Metals (0.4%)
Freeport-McMoRan Copper & Gold, Inc. Class B	10,900	1,024,382

Oil & Gas (7.8%)
Apache Corp.	24,300	1,964,412
ConocoPhillips	64,100	5,181,844
Devon Energy Corp.	22,300	1,663,803
Hess Corp.	45,500	2,784,600
Marathon Oil Corp.	34,700	1,915,440
Occidental Petroleum Corp.	58,600	3,323,792
Valero Energy Corp.	33,800	2,264,938
XTO Energy, Inc.	25,500	1,390,515
		20,489,344

Pharmaceuticals (0.8%)
Johnson & Johnson	34,700	2,099,350

Publishing (3.1%)
McGraw-Hill Cos., Inc. (The)	93,000	5,626,500
R. H. Donnelley Corp. (NON)	22,800	1,425,684
Wiley (John) & Sons, Inc. Class A	26,309	1,112,608
		8,164,792

Railroads (0.3%)
Norfolk Southern Corp.	13,500	726,030

Real Estate (1.0%)
CB Richard Ellis Group, Inc. Class A (NON)	76,046	2,655,526

Restaurants (2.4%)
Burger King Holdings, Inc.	59,777	1,451,983
McDonald's Corp.	26,400	1,263,768
Starbucks Corp. (NON)	77,000	2,054,360
Yum! Brands, Inc.	42,700	1,368,108
		6,138,219

Retail (8.4%)
Best Buy Co., Inc.	75,800	3,379,922
CVS Caremark Corp.	157,500	5,542,425
Home Depot, Inc. (The)	109,800	4,081,266
JC Penney Co., Inc. (Holding Co.)	22,300	1,517,292
Macy's, Inc.	61,900	2,232,733
Nordstrom, Inc.	56,300	2,678,754
Staples, Inc.	113,300	2,608,166
		22,040,558

Schools (0.4%)
Apollo Group, Inc. Class A (NON)	18,400	1,087,624

Semiconductor (0.9%)
Applied Materials, Inc.	108,100	2,382,524

Software (4.5%)
Autodesk, Inc. (NON)	23,400	991,458
Microsoft Corp.	245,000	7,102,550
Oracle Corp. (NON)	187,000	3,575,440
		11,669,448

Technology Services (2.7%)
Accenture, Ltd. Class A (Bermuda)	23,500	990,055
eBay, Inc. (NON)	43,400	1,406,160
Google, Inc. Class A (NON)	7,379	3,763,290
Western Union Co. (The)	50,810	1,013,660
		7,173,165

Total common stocks (cost $244,390,732)		$261,278,586

SHORT-TERM INVESTMENTS (0.5%)(a) (cost $1,313,365)
	Shares	Value

Putnam Prime Money Market Fund (e)	1,313,365	$1,313,365

TOTAL INVESTMENTS

Total investments (cost $245,704,097) (b)		$262,591,951

WRITTEN OPTIONS OUTSTANDING at 7/31/07 (premiums received $6,995) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Apple Computer, Inc. (Call)	$1,036	Aug-07/$160.14	$269
McGraw-Hill Cos., Inc. (The) (Put)	2,266	Aug-07/$56.06	1,307
Radian Group, Inc. (Put)	5,182	Aug-07/$48.86	78,361

Total			$79,937

NOTES

(a) Percentages indicated are based on net assets of $261,803,396.

(b) The aggregate identified cost on a tax basis is $245,835,849, resulting in gross unrealized appreciation and depreciation of $28,731,784 and $11,975,682, respectively, or net unrealized appreciation of $16,756,102.

(NON) Non-income-producing security.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $59,825 for the period ended July 31, 2007. During the period ended July 31, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $28,650,606 and $30,399,219, respectively.

At July 31, 2007, liquid assets totaling $546,130 have been designated as collateral for open written options.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Smart Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: September 28, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: September 28, 2007